SHARE-BASED EMPLOYEE COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			6 Months Ended		6 Months Ended		6 Months Ended					12 Months Ended				12 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended					6 Months Ended							3 Months Ended	6 Months Ended						3 Months Ended
	Dec. 04, 2012	Dec. 04, 2012 Directors' Plan [Member]	Jun. 05, 2012 Directors' Plan [Member]	Dec. 04, 2012 SIP 2003 [Member]	Jun. 05, 2012 SIP 2003 [Member]	Dec. 04, 2012 SIP 1996 [Member]	Jun. 05, 2012 SIP 1996 [Member]	Dec. 04, 2012 Chief Executive Officer [Member]	Dec. 04, 2012 Chief Executive Officer [Member] Make Whole Equity Award [Member]	Dec. 04, 2012 Chief Executive Officer [Member] High Performance and Inducement Award [Member]	Dec. 04, 2012 Non-Employee Directors [Member] Minimum [Member]	Dec. 04, 2012 Stock Options [Member]	Jun. 05, 2012 Stock Options [Member]	May 31, 2011 Stock Options [Member]	Jun. 01, 2010 Stock Options [Member]	Dec. 04, 2012 Stock Options [Member] SIP 2003 [Member]	Jun. 05, 2012 Stock Options [Member] Maximum [Member] SIP 2003 [Member]	Jun. 05, 2012 Stock Options [Member] Maximum [Member] SIP 1996 [Member]	Aug. 30, 2011 Stock Options [Member] Chief Executive Officer [Member]	Aug. 31, 2010 Stock Options [Member] Chief Executive Officer [Member]	Sep. 01, 2009 Stock Options [Member] Chief Executive Officer [Member]	Dec. 04, 2012 Stock Options [Member] Chief Executive Officer [Member] High Performance and Inducement Award [Member]	Jun. 05, 2012 Stock Options [Member] Non-Employee Directors [Member] Directors' Plan [Member]	Dec. 04, 2012 Restricted Shares [Member]	Jun. 05, 2012 Restricted Shares [Member]	Dec. 04, 2012 Restricted Shares [Member] Chief Executive Officer [Member]	Dec. 04, 2012 Restricted Shares [Member] Chief Executive Officer [Member] Make Whole Equity Award [Member]	Dec. 04, 2012 Restricted Shares [Member] Chief Executive Officer [Member] High Performance and Inducement Award [Member]	Jun. 05, 2012 Restricted Shares [Member] Non-Employee Directors [Member]	Dec. 04, 2012 Restricted Shares [Member] Non-Employee Directors [Member]	Jun. 05, 2012 Restricted Shares [Member] Non-Employee Directors [Member]	May 31, 2011 Restricted Shares [Member] Non-Employee Directors [Member]	Jun. 01, 2010 Restricted Shares [Member] Non-Employee Directors [Member]	Jun. 05, 2012 Restricted Shares [Member] Non-Employee Directors [Member] Directors' Plan [Member]	Jun. 05, 2012 Stock Options Awarded in 2011 and 2010 [Member]	Dec. 04, 2012 Service Based Deferred Compensation [Member]	Dec. 04, 2012 Service Based Deferred Compensation [Member] SIP 2003 [Member]	Dec. 04, 2012 Service Based Deferred Compensation [Member] Stock Options [Member]	Dec. 04, 2012 Service Based Deferred Compensation [Member] Stock Options [Member] Chief Executive Officer [Member]	Dec. 04, 2012 Service Based Deferred Compensation [Member] Stock Options [Member] Chief Executive Officer [Member] Make Whole Equity Award [Member]	Dec. 04, 2012 Service Based Deferred Compensation [Member] Stock Options [Member] Chief Executive Officer [Member] High Performance and Inducement Award [Member]	Dec. 04, 2012 Service Based Deferred Compensation [Member] Restricted Shares [Member]	Dec. 04, 2012 Service Based Deferred Compensation [Member] Restricted Shares [Member] Chief Executive Officer [Member]	Dec. 04, 2012 Service Based Deferred Compensation [Member] Restricted Shares [Member] Chief Executive Officer [Member] Make Whole Equity Award [Member]	Dec. 04, 2012 Service Based Deferred Compensation [Member] Restricted Shares [Member] Chief Executive Officer [Member] High Performance and Inducement Award [Member]	Dec. 04, 2012 Performance Based - Incentive [Member] SIP 1996 [Member]	Dec. 04, 2012 Performance Based - Incentive [Member] Stock Options [Member]	Dec. 04, 2012 Performance Based - Incentive [Member] Stock Options [Member] Chief Executive Officer [Member] High Performance and Inducement Award [Member]	Dec. 04, 2012 Performance Based - Incentive [Member] Restricted Shares [Member]	Dec. 04, 2012 Performance Based - Incentive [Member] Restricted Shares [Member] Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of restricted shares issued and options granted	30 months										1 year						3 years	3 years					30 months			2 years 6 months	2 years 6 months	2 years 6 months	3 years					3 years	3 years				3 years		3 years
Options expiration period Tier 1	5 years
Options expiration period Tier 2	7 years
Options expiration period Tier 3	10 years
Exercisable period of options issued (in years)		5 years																					5 years
Reserved shares of common stock under the Plan (in shares)	36,000		111,000		4,869,000	938,000	998,000									4,772,000
Reserved shares of common stock subject to options outstanding						938,000										1,645,000
Reserved shares of common stock subject to options outstanding under the plan (in shares)	35,000		47,000		1,713,000		956,000
Common stock currently available for issuance (in shares)	1,000		64,000	3,127,000	3,156,000	0	42,000
Awards granted (in shares)																																								253,000	250,000		68,000	179,000	250,000			250,000		102,000
Annual installments									3	3
Stock price (in dollars per share)	$ 14												$ 5.82	$ 7.64	$ 0																							$ 6.24
Consecutive days to vest																						20 days
Employment period								3 years
Options, outstanding [Roll forward]
Beginning balance (in shares)												2,716,000	3,239,000	4,046,000	4,802,000																							2,716									0
Granted (in shares)													253,000	927,000	622,000															63,000								503									250
Exercised (in shares)													(61,000)	(249,000)	0																							(28)
Forfeited (in shares)													(715,000)	(1,485,000)	(1,378,000)																							(70)
Ending balance (in shares)													2,716,000	3,239,000	4,046,000																							3,121									250
Exercisable at end of period (in shares)													2,283,000																									2,497									0
Weighted average exercise price [Abstract]
Beginning balance (in dollars per share)												$ 8.79	$ 13.10	$ 19.70	$ 23.06																							$ 8.79									$ 0
Granted (in dollars per share)													$ 7.87	$ 9.39	$ 6.58																							$ 7.81									$ 7.81
Exercised (in dollars per share)	$ 14												$ 5.82	$ 7.64	$ 0																							$ 6.24
Forfeited (in dollars per share)													$ 28.24	$ 29.70	$ 25.46																							$ 8.99
Ending balance (in dollars per share)													$ 8.79	$ 13.10	$ 19.70																							$ 8.65				$ 7.99					$ 7.81		$ 7.04
Exercisable at end of period (in dollars per share)													$ 8.79																									$ 8.79									$ 0
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Intrinsic Value [Abstract]
Ending balance													$ 197
Exercisable													197
Options exercised during period, total intrinsic value													100	1,500
Out-of-the money options included in outstanding balance (in shares)												1.3	2,100,000.0
Out Of Money Options Included In Outstanding Balance expect to be expired												0.2	202,000.0
Unrecognized pre-tax compensation expense related to share based compensation												2,800	200											9,000	3,800
Unrecognized pre-tax compensation expense expected to be recognized over a weighted average period (in years)												1 year 10 months 24 days												2 years 6 months	2 years 9 months 18 days											2 years 6 months
Service-based restricted shares of common stock granted to certain employees (in shares)																																					213,000									242,000
Share Based Compensation Arrangement By Share Based Payment Options Vested In Period Total Fair Value													5,500	4,400	5,200
Performance based restricted shares awarded				314,000		314,000
Expensed related to stock options awarded to CEO																			$ 1,200	$ 2,300	$ 1,200
Life Of Share Based Payment Award Maximum																																			7
Weighted average fair value at date of grant for options granted (in dollars per share)													$ 4.60	$ 5.42	$ 3.69
Fair value assumptions used in estimating option grants [Abstract]
Risk-free interest rate (in hundredths)													0.80%	1.52%	2.20%
Expected dividend yield (in hundredths)													0.00%	0.00%	0.00%
Expected stock price volatility (in hundredths)													75.63%	73.36%	69.45%
Restricted stock activity, shares [Roll forward]
Non-vested at beginning of year (in shares)																																										797,000							423,000
Granted (in shares)																															88,000	61,000	97,000									773							344
Vested (in shares)																																										(291)							(85)
Forfeited (in shares)																																										0							(314)
Non-vested at end of year (in shares)																																										1,279							368
Weighted average grant-date fair value [Abstract]
Non-vested at beginning of year (in dollars per share)																																										$ 8.37							$ 7.75
Granted (in dollars per share)																																										$ 7.42							$ 6.99
Vested (in dollars per share)																																										$ 7.50							$ 7.29
Forfeited (in dollars per share)																																										$ 0							$ 7.87
Ending balance (in dollars per share)													$ 8.79	$ 13.10	$ 19.70																							$ 8.65				$ 7.99					$ 7.81		$ 7.04
Exercisable at end of period (in dollars per share)													$ 8.79																									$ 8.79									$ 0